Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,370	$ 2,477
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,058	924
Indefinite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,058	924
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	295	316
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,367	728
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	650	509
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,312	$ 1,553